Revenue and Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Medical Technology Enterprise Consortium [Member]
Revenue and Other Income [Line Items]
Recognize income	$ 2,599,458	$ 2,158,936